Segment Information (Details)	6 Months Ended
Jun. 30, 2026 Segments
Segment Information [Abstract]
Description of CODM	CODM reviews financial information of operating segments based on internal management reports when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has three reportable segments, including auto eInsurance business, technology service, auto service business and others. The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results.
Reportable segment	3